Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (91%)
Brazil (BRL) (8%
)
2,900,000 Brazil Letras do Tesouro Nacional , 11.82%,
7/01/23 BRL (a)(b) $ 497
1,100,000 Brazil Letras do Tesouro Nacional , 12.69%,
1/01/23 BRL (a)(b) 201
1,075,822 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 202
5,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 1,004
3,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 579
2,483
Chile (CLP) (2%
)
95,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 4.00%, 3/01/23 CLP (b)(c)(d) 102
185,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 4.70%, 9/01/30 CLP (b)(c)(d) 179
275,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (b)(c)(d) 295
576
China (CNY) (8%
)
8,250,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 1,242
2,000,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 303
6,230,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 960
2,505
Colombia (COP) (7%
)
2,008,479,690 Colombian TES , 3.30%, 3/17/27 COP (b) 425
778,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 139
805,500,000 Colombian TES Series B, 7.00%, 3/26/31
COP (b) 137
899,000,000 Colombian TES Series B, 7.00%, 6/30/32
COP (b) 148
1,410,000,000 Colombian TES Series B, 7.50%, 8/26/26
COP (b) 288
1,489,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (b) 260
1,027,000,000 Colombian TES Series B, 10.00%, 7/24/24
COP (b) 236
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (b)(c) 92
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (b)(c) 258
655,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (b)(c) 139
2,122
Czech Republic (CZK) (1%
)
7,130,000 Czech Republic Government Bond Series 105,
2.75%, 7/23/29 CZK (b) 267
Dominica Republic (DOP) (1%
)
13,900,000 Dominican Republic International Bond 144A,
9.75%, 6/05/26 DOP (b)(c) 248
Dominica Republic (USD) (1%
)
210,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (c) 191
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (0%
)
360,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (c) $ 171
Hungary (HUF) (4%
)
139,000,000 Hungary Government Bond Series 30/A, 3.00%,
8/21/30 HUF (b) 243
78,000,000 Hungary Government Bond Series 38/A, 3.00%,
10/27/38 HUF (b) 111
124,000,000 Hungary Government Bond Series 31/A, 3.25%,
10/22/31 HUF (b) 217
271,470,000 Hungary Government Bond Series 32/A, 4.75%,
11/24/32 HUF (b) 526
20,000,000 Hungary Government Bond Series 25/B, 5.50%,
6/24/25 HUF (b) 44
29,800,000 Hungary Government Bond Series 28/A, 6.75%,
10/22/28 HUF (b) 66
1,207
Indonesia (IDR) (3%
)
2,300,000,000 Indonesia Treasury Bond Series FR64, 6.13%,
5/15/28 IDR (b) 150
10,000,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 652
4,140,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) 301
1,103
Ivory Coast (USD) (0%
)
200,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (c) 163
Jordan (USD) (1%
)
200,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (c) 195
Kazakhstan (KZT) (1%
)
223,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (b)(c) 415
Luxembourg (BRL) (1%
)
1,810,695 Swiss Insured Brazil Power Finance Sarl 144A,
9.85%, 7/16/32 BRL (b)(c) 310
Malaysia (MYR) (7%
)
2,390,000 Malaysia Government Bond Series 307, 3.50%,
5/31/27 MYR (b) 532
3,270,000 Malaysia Government Bond Series 0219, 3.89%,
8/15/29 MYR (b) 735
795,000 Malaysia Government Bond Series 0316, 3.90%,
11/30/26 MYR (b) 180
2,620,000 Malaysia Government Bond Series 0317, 4.76%,
4/07/37 MYR (b) 623
2,070
Mexico (MXN) (8%
)
39,300 America Movil SAB de CV , 6.45%, 12/05/22
MXN (b) 191
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 222
900,000 Mexican Bonos Series M, 5.00%, 3/06/25
MXN (b) 40
6,600,000 Mexican Bonos Series M, 7.75%, 5/29/31
MXN (b) 306
12,500,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (b) 552
12,640,000 Mexican Bonos Series M 30, 8.50%, 11/18/38
MXN (b) 604

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
7,874,487 Mexican Udibonos Series S, 3.50%, 11/16/23
MXN (b) $ 388
6,900,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 311
2,614
Nigeria (USD) (0%
)
205,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (c) 155
Oman (USD) (1%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (c) 213
Peru (PEN) (7%
)
2,520,000 Banco de Credito del Peru S.A. 144A, 4.65%,
9/17/24 PEN (b)(c) 599
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (b)(c) 645
3,891,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 718
1,185,000 Peru Government Bond , 5.40%, 8/12/34
PEN (b) 237
2,199
Philippines (PHP) (1%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 296
Poland (PLN) (3%
)
2,230,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (b) 347
645,000 Republic of Poland Government Bond Series
0726, 2.50%, 7/25/26 PLN (b) 122
1,760,000 Republic of Poland Government Bond Series
0527, 3.75%, 5/25/27 PLN (b) 343
812
Romania (RON) (1%
)
2,155,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (b) 323
770,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 145
468
Russian Federation (RUB) (1%
)
45,150,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (b) 141
49,775,000 Russian Federal Bond - OFZ Series 6212, 7.05%,
1/19/28 RUB (b) 156
23,000,000 Russian Federal Bond - OFZ Series 6221, 7.70%,
3/23/33 RUB (b) 72
369
Senegal (USD) (0%
)
205,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (c) 165
South Africa (ZAR) (9%
)
27,900,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) 1,066
17,380,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 844
Principal
or Shares Security Description
Value
(000)
20,000,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) $ 953
2,863
South Korea (MXN) (1%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 235
Thailand (THB) (4%
)
14,300,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 390
29,700,000 Thailand Government Bond , 3.65%, 6/20/31
THB (b) 878
5,300,000 Thailand Government Bond , 4.88%, 6/22/29
THB (b) 166
1,434
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/29 (c) 42
United Kingdom (IDR) (2%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%, 2/20/31
IDR (b)(c) 561
United Kingdom (ZMW) (1%
)
4,530,000 Standard Chartered Bank 144A, 15.00%,
11/19/26 ZMW (b)(c) 202
United States (EGP) (1%
)
4,000,000 Citigroup Global Markets Holdings Inc. 144A,
12.67%, 11/25/22 EGP (a)(b)(c) 202
United States (IDR) (3%
)
11,894,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (b)(c) 909
United States (UAH) (1%
)
8,500,000 Citigroup Global Markets Holdings Inc. 144A,
13.41%, 10/17/22 UAH (b)(c) 222
Uruguay (UYU) (1%
)
11,000,371 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 265
8,390,965 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) 220
485
Uzbekistan (UZS) (1%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (b)(c) 273
Total Bonds
(Cost - $36,476) 28,745
Investment Company (4%)
1,191,391 Payden Cash Reserves Money Market Fund*
(Cost - $1,191)  1,191
Total Investments (Cost - $37,667)  (95%)
29,936
Other Assets, net of Liabilities ( 5% )
1,505
Net Assets (100%)
$ 31,441
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 3,937
USD  711 BNP PARIBAS 10/18/2022 $ 33
BRL 486
USD  88 HSBC Bank USA, N.A. 10/18/2022 4
CLP 669,668
USD  650 BNP PARIBAS 09/26/2022 86
CNH 1,206
USD  179 HSBC Bank USA, N.A. 08/25/2022 –
COP 249,000
USD  56 Citibank, N.A. 09/21/2022 1
MXN 13,940
USD  669 HSBC Bank USA, N.A. 10/17/2022 5
PLN 4,017
USD  857 BNP PARIBAS 08/30/2022 4
RON 2,186
USD  444 BNP PARIBAS 10/13/2022 4
USD 105
MYR  463 Barclays Bank PLC 09/21/2022 –
USD 314
EUR  297 BNP PARIBAS 09/15/2022 10
USD 908
COP  3,603,000 Citibank, N.A. 09/21/2022 75
USD 1,242
EUR  1,146 HSBC Bank USA, N.A. 09/15/2022 67
289
Liabilities:
CZK 15,390 USD  637 BNP PARIBAS 08/30/2022 (1)
EUR 1,000 USD  1,055 HSBC Bank USA, N.A. 09/15/2022 (30)
HUF 20,900 USD  53 HSBC Bank USA, N.A. 08/29/2022 (1)
IDR 6,529,000 USD  445 Barclays Bank PLC 08/18/2022 (5)
IDR 910,000 USD  62 Barclays Bank PLC 08/18/2022 –
MYR 6,888 USD  1,564 Barclays Bank PLC 09/21/2022 (15)
PEN 116 USD  29 Citibank, N.A. 09/26/2022 –
THB 38,590 USD  1,122 Barclays Bank PLC 09/14/2022 (70)
THB 900 USD  25 Barclays Bank PLC 09/14/2022 –
THB 6,180 USD  171 HSBC Bank USA, N.A. 09/14/2022 (3)
USD 83 IDR  1,247,000 Barclays Bank PLC 08/18/2022 (1)
USD 500 PHP  28,340 Barclays Bank PLC 10/21/2022 (13)
USD 292 CLP  274,400 BNP PARIBAS 09/26/2022 (9)
USD 1,864 PEN  7,445 BNP PARIBAS 09/26/2022 (19)
USD 413 CNH  2,790 HSBC Bank USA, N.A. 08/25/2022 (1)
USD 279 PEN  1,117 HSBC Bank USA, N.A. 09/26/2022 (4)
USD 260 MXN  5,390 HSBC Bank USA, N.A. 10/17/2022 (1)
ZAR 6,110 USD  393 HSBC Bank USA, N.A. 09/13/2022 (27)
(200)
Net Unrealized Appreciation (Depreciation)
$ 89
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 10 Sep-22 $ (1,211) $ (9) $ (9)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.80% Monthly,
Pay Variable 8.03% (MXIBTIIE) Monthly 06/25/2032 MXN 3,500 $7 $– $7
10-Year Interest Rate Swap, Receive Fixed 8.81% Monthly,
Pay Variable 8.03% (MXIBTIIE) Monthly 06/24/2032 MXN 5,700 12 – 12

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 2.49% Quarterly,
Pay Variable 1.75% (CNRR007) Quarterly 04/25/2027 CNY 5,750 3 – 3
$22 $– $22